Note 7 - Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Powerhouse One, LLC [Member]
Note 7 - Leases (Details) [Line Items]
Operating Leases, Rent Expense	$ 38,894	$ 11,086
SunGen Mill 77 [Member]
Note 7 - Leases (Details) [Line Items]
Operating Leases Income Statement Percentage Revenue		1.00%
Uninstallation Costs	18,000
Impairment of Long-Lived Assets to be Disposed of	113,661
Operating Leases, Monthly Rent Expense	$ 500